Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Other Disclosures
Summary of transactions with related parties, Excluding VAT

	Year ended or as of December 31,
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	73	76	68
Danish Legal Services	233	396	1,454
Consulting Services	35	71	188
Amounts owed to related parties	Nil	113	283
Amounts owed by related parties	—	—	—